Revenues Revenues (Tables)	12 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
The following represents the Company's disaggregated revenues for the fiscal years ended 31 March 2020, 2019 and 2018:

	Year Ended 31 March 2020
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Other Businesses[1]	Consolidated
Fiber cement revenues	$1,816.4	$418.4	$48.0	$—	$2,282.8
Fiber gypsum revenues	—	—	323.4	—	323.4
Other revenues	—	—	—	0.6	0.6
Total revenues	$1,816.4	$418.4	$371.4	$0.6	$2,606.8
[1] Effective 31 March 2020, the Other Businesses segment no longer qualifies as a reportable segment. Refer to Note 19 for further details.

	Year Ended 31 March 2019
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Other Businesses	Consolidated
Fiber cement revenues	$1,676.9	$446.8	$35.8	$—	$2,159.5
Fiber gypsum revenues	—	—	332.5	—	332.5
Other revenues	—	—	—	14.6	14.6
Total revenues	$1,676.9	$446.8	$368.3	$14.6	$2,506.6

	Year Ended 31 March 2018
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Other Businesses	Consolidated
Fiber cement revenues	$1,578.1	$425.4	$36.3	$—	$2,039.8
Fiber gypsum revenues	—	—	—	—	—
Other revenues	—	—	—	14.7	14.7
Total revenues	$1,578.1	$425.4	$36.3	$14.7	$2,054.5